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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one): [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Netols Asset Management, Inc.
Address:  1045 W. Glen Oaks Lane, Suite 202
          Mequon, WI 53092

Form 13F File Number 28-12202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Jeffrey W. Netols
Title:  President
Phone:  262-240-2930

Signature, Place, and Date of Signing:

/s/ Jeffrey W. Netols       Mequon, WI           August 5, 2008
---------------------   -------------------    -------------------
    (Signature)            (City, State)             (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

28-01190        Frank Russell Company

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  138

Form 13F Information Table Value Total:  $377,660 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.  Form 13F File No. Name
---  ----------------- ----
1    28-12088          Forward Management, LLC

                          Form 13F INFORMATION TABLE

                                   6/30/2008

COLUMN 1          COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------          -------- --------- --------- ------------------- ---------- -------- -----------------------
                                                                                          VOTING AUTHORITY
                  TITLE OF             VALUE    SHARES/   SH/ PUT/ INVESTMENT  OTHER   -----------------------
NAME OF ISSUER     CLASS    CUSIP    (X$1,000) PRINCIPAL  PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
--------------    -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------- ----
99 CENTS ONLY
  STORES          COM      65440K106       23       3,458 SH         OTHER       1                  3,458
99 CENTS ONLY
  STORES          COM      65440K106    3,337     505,558 SH         SOLE                 505,558
ARBITRON INC      COM      03875Q108       48       1,020 SH         OTHER       1                  1,020
ARBITRON INC      COM      03875Q108    6,940     146,097 SH         SOLE                 146,097
ALASKA
  COMMUNICATIONS
  SYS GR          COM      01167P101       38       3,204 SH         OTHER       1                  3,204
ALASKA
  COMMUNICATIONS
  SYS GR          COM      01167P101    5,521     462,409 SH         SOLE                 462,409
ALEXANDER &
  BALDWIN INC     COM      014482103       32         706 SH         OTHER       1                    706
ALEXANDER &
  BALDWIN INC     COM      014482103    4,757     104,428 SH         SOLE                 104,428
AMERICAN
  SCIENCE & ENGR
  INC             COM      029429107       41         790 SH         OTHER       1                    790
AMERICAN
  SCIENCE & ENGR
  INC             COM      029429107    6,019     116,812 SH         SOLE                 116,812
ARBOR RLTY TR
  INC             COM      038923108       18       1,999 SH         OTHER       1                  1,999
ARBOR RLTY TR
  INC             COM      038923108    2,589     288,583 SH         SOLE                 288,583
BRUSH
  ENGINEERED
  MATLS INC       COM      117421107       19         777 SH         OTHER       1                    777
BRUSH
  ENGINEERED
  MATLS INC       COM      117421107    2,700     110,570 SH         SOLE                 110,570
BRUNSWICK CORP    COM      117043109       14       1,290 SH         OTHER       1                  1,290
BRUNSWICK CORP    COM      117043109    1,976     186,389 SH         SOLE                 186,389
C & D
  TECHNOLOGIES
  INC             COM      124661109       29       3,378 SH         OTHER       1                  3,378
C & D
  TECHNOLOGIES
  INC             COM      124661109    4,155     491,098 SH         SOLE                 491,098
CACI INTL INC     CL A     127190304       46       1,007 SH         OTHER       1                  1,007
CACI INTL INC     CL A     127190304    6,612     144,465 SH         SOLE                 144,465
CHAMPION
  ENTERPRISES
  INC             COM      158496109       25       4,250 SH         OTHER       1                  4,250
CHAMPION
  ENTERPRISES
  INC             COM      158496109    3,619     618,708 SH         SOLE                 618,708
CHATTEM INC       COM      162456107       47         721 SH         OTHER       1                    721
CHATTEM INC       COM      162456107    6,833     105,042 SH         SOLE                 105,042
COMMERCIAL
  METALS CO       COM      201723103       37         971 SH         OTHER       1                    971
COMMERCIAL
  METALS CO       COM      201723103    5,314     140,966 SH         SOLE                 140,966
CORINTHIAN
  COLLEGES INC    COM      218868107       29       2,478 SH         OTHER       1                  2,478
CORINTHIAN
  COLLEGES INC    COM      218868107    4,153     357,744 SH         SOLE                 357,744
CARTER INC        COM      146229109       39       2,816 SH         OTHER       1                  2,816
CARTER INC        COM      146229109    5,703     412,665 SH         SOLE                 412,665
CEDAR SHOPPING
  CTRS INC        COM NEW  150602209       32       2,692 SH         OTHER       1                  2,692
CEDAR SHOPPING
  CTRS INC        COM NEW  150602209    4,586     391,280 SH         SOLE                 391,280
CERADYNE INC      COM      156710105       30         887 SH         OTHER       1                    887
CERADYNE INC      COM      156710105    4,427     129,065 SH         SOLE                 129,065
COMPASS
  MINERALS INTL
  INC             COM      20451N101       96       1,190 SH         OTHER       1                  1,190
COMPASS
  MINERALS INTL
  INC             COM      20451N101   13,968     173,384 SH         SOLE                 173,384
DEVRY INC DEL     COM      251893103       37         691 SH         OTHER       1                    691
DEVRY INC DEL     COM      251893103    5,435     101,363 SH         SOLE                 101,363
ENCORE
  ACQUISITION CO  COM      29255W100       60         804 SH         OTHER       1                    804
ENCORE
  ACQUISITION CO  COM      29255W100    8,846     117,642 SH         SOLE                 117,642
ENGLOBAL CORP     COM      293306106       51       3,573 SH         OTHER       1                  3,573
ENGLOBAL CORP     COM      293306106    7,604     534,014 SH         SOLE                 534,014
EPIQ SYS INC      COM      26882D109       32       2,255 SH         OTHER       1                  2,255
EPIQ SYS INC      COM      26882D109    4,651     327,550 SH         SOLE                 327,550
EAST WEST
  BANCORP INC     COM      27579R104       10       1,440 SH         OTHER       1                  1,440
EAST WEST
  BANCORP INC     COM      27579R104    1,434     203,120 SH         SOLE                 203,120
FIRST INDUSTRIAL
  REALTY TRUS     COM      32054K103       25         914 SH         OTHER       1                    914
FIRST INDUSTRIAL
  REALTY TRUS     COM      32054K103    3,584     130,457 SH         SOLE                 130,457
FOREST OIL CORP   COM PAR
                  $0.01    346091705       55         737 SH         OTHER       1                    737
FOREST OIL CORP   COM PAR
                  $0.01    346091705    8,036     107,865 SH         SOLE                 107,865
FAIR ISAAC CORP   COM      303250104       29       1,374 SH         OTHER       1                  1,374
FAIR ISAAC CORP   COM      303250104    4,137     199,191 SH         SOLE                 199,191
FOUNDATION
  COAL HLDGS INC  COM      35039W100       79         891 SH         OTHER       1                    891
FOUNDATION
  COAL HLDGS INC  COM      35039W100   11,571     130,626 SH         SOLE                 130,626
FREDS INC         CL A     356108100       43       3,819 SH         OTHER       1                  3,819
FREDS INC         CL A     356108100    6,136     545,888 SH         SOLE                 545,888
GATX CORP         COM      361448103       28         635 SH         OTHER       1                    635
GATX CORP         COM      361448103    4,177      94,221 SH         SOLE                  94,221
GENTIVA HEALTH
  SERVICES INC    COM      37247A102       44       2,288 SH         OTHER       1                  2,288
GENTIVA HEALTH
  SERVICES INC    COM      37247A102    6,354     333,538 SH         SOLE                 333,538
GTSI CORP         COM      36238K103       17       2,308 SH         OTHER       1                  2,308
GTSI CORP         COM      36238K103    2,539     335,443 SH         SOLE                 335,443
GENERAL CABLE
  CORP DEL NEW    COM      369300108       54         895 SH         OTHER       1                    895
GENERAL CABLE
  CORP DEL NEW    COM      369300108    7,945     130,567 SH         SOLE                 130,567
GENERAL
  MARITIME CORP   SHS      Y2692M103       50       1,927 SH         OTHER       1                  1,927
GENERAL
  MARITIME CORP   SHS      Y2692M103    7,214     277,694 SH         SOLE                 277,694
GENESEE & WYO
  INC             CL A     371559105       34       1,008 SH         OTHER       1                  1,008
GENESEE & WYO
  INC             CL A     371559105    4,972     146,144 SH         SOLE                 146,144
HAEMONETICS
  CORP            COM      405024100       44         798 SH         OTHER       1                    798
HAEMONETICS
  CORP            COM      405024100    6,510     117,380 SH         SOLE                 117,380
INTERNATIONAL
  COAL GRP INC N  COM      45928H106       96       7,379 SH         OTHER       1                  7,379
INTERNATIONAL
  COAL GRP INC N  COM      45928H106   13,975   1,070,855 SH         SOLE               1,070,855
ICU MED INC       COM      44930G107       33       1,450 SH         OTHER       1                  1,450
ICU MED INC       COM      44930G107    4,731     206,770 SH         SOLE                 206,770
IDEX CORP         COM      45167R104       32         870 SH         OTHER       1                    870
IDEX CORP         COM      45167R104    4,655     126,356 SH         SOLE                 126,356
ION GEOPHYSICAL
  CORP            COM      462044108       41       2,352 SH         OTHER       1                  2,352
ION GEOPHYSICAL
  CORP            COM      462044108    5,990     343,290 SH         SOLE                 343,290
K V
  PHARMACEUTICAL
  CO              CL A     482740206       19         978 SH         OTHER       1                    978
K V
  PHARMACEUTICAL
  CO              CL A     482740206    2,744     141,964 SH         SOLE                 141,964
KAYDON CORP       COM      486587108       32         617 SH         OTHER       1                    617
KAYDON CORP       COM      486587108    4,635      90,165 SH         SOLE                  90,165
LANCE INC         COM      514606102       39       2,065 SH         OTHER       1                  2,065
LANCE INC         COM      514606102    5,625     299,698 SH         SOLE                 299,698
LSI INDS INC      COM      50216C108        6         690 SH         OTHER       1                    690
LSI INDS INC      COM      50216C108      849     104,537 SH         SOLE                 104,537
MANTECH INTL
  CORP            CL A     564563104       59       1,216 SH         OTHER       1                  1,216
MANTECH INTL
  CORP            CL A     564563104    8,484     176,300 SH         SOLE                 176,300
MGIC INVT CORP
  WIS             COM      552848103       18       2,957 SH         OTHER       1                  2,957
MGIC INVT CORP
  WIS             COM      552848103    2,588     423,578 SH         SOLE                 423,578
MGP INGREDIENTS
  INC             COM      55302G103       15       2,655 SH         OTHER       1                  2,655
MGP INGREDIENTS
  INC             COM      55302G103    2,052     353,772 SH         SOLE                 353,772
MEDICAL ACTION
  INDS INC        COM      58449L100       27       2,622 SH         OTHER       1                  2,622
MEDICAL ACTION
  INDS INC        COM      58449L100    3,870     373,202 SH         SOLE                 373,202
MENTOR CORP
  MINN            COM      587188103       36       1,295 SH         OTHER       1                  1,295
MENTOR CORP
  MINN            COM      587188103    5,261     189,114 SH         SOLE                 189,114
MERIT MED SYS
  INC             COM      589889104       61       4,122 SH         OTHER       1                  4,122
MERIT MED SYS
  INC             COM      589889104    8,749     595,147 SH         SOLE                 595,147
MID-AMER APT
  CMNTYS INC      COM      59522J103       38         746 SH         OTHER       1                    746
MID-AMER APT
  CMNTYS INC      COM      59522J103    5,424     106,272 SH         SOLE                 106,272
OLD NATL
  BANCORP IND     COM      680033107       28       1,996 SH         OTHER       1                  1,996
OLD NATL
  BANCORP IND     COM      680033107    4,125     289,295 SH         SOLE                 289,295
PSS WORLD MED
  INC             COM      69366A100       36       2,199 SH         OTHER       1                  2,199
PSS WORLD MED
  INC             COM      69366A100    5,171     317,258 SH         SOLE                 317,258
ROBBINS & MYERS
  INC             COM      770196103       86       1,724 SH         OTHER       1                  1,724
ROBBINS & MYERS
  INC             COM      770196103   12,550     251,655 SH         SOLE                 251,655
SCHOOL
  SPECIALTY INC   COM      807863105       24         812 SH         OTHER       1                    812
SCHOOL
  SPECIALTY INC   COM      807863105    3,496     117,578 SH         SOLE                 117,578
SUNRISE SENIOR
  LIVING INC      COM      86768K106       38       1,683 SH         OTHER       1                  1,683
SUNRISE SENIOR
  LIVING INC      COM      86768K106    5,538     246,341 SH         SOLE                 246,341
STEWART
  INFORMATION
  SVCS COR        COM      860372101       20       1,011 SH         OTHER       1                  1,011
STEWART
  INFORMATION
  SVCS COR        COM      860372101    2,832     146,415 SH         SOLE                 146,415
SUN
  COMMUNITIES
  INC             COM      866674104       30       1,663 SH         OTHER       1                  1,663
SUN
  COMMUNITIES
  INC             COM      866674104    4,396     241,122 SH         SOLE                 241,122
SURMODICS INC     COM      868873100       38         837 SH         OTHER       1                    837
SURMODICS INC     COM      868873100    5,485     122,328 SH         SOLE                 122,328
HANOVER INS
  GROUP INC       COM      410867105       36         841 SH         OTHER       1                    841
HANOVER INS
  GROUP INC       COM      410867105    5,249     123,500 SH         SOLE                 123,500
TENNECO INC       COM      880349105       17       1,285 SH         OTHER       1                  1,285
TENNECO INC       COM      880349105    2,465     182,208 SH         SOLE                 182,208
TERRA INDS INC    COM      880915103       78       1,587 SH         OTHER       1                  1,587
TERRA INDS INC    COM      880915103   11,347     229,929 SH         SOLE                 229,929
TRACTOR SUPPLY
  CO              COM      892356106       12         425 SH         OTHER       1                    425
TRACTOR SUPPLY
  CO              COM      892356106    1,640      56,465 SH         SOLE                  56,465
TREEHOUSE
  FOODS INC       COM      89469A104       11         434 SH         OTHER       1                    434
TREEHOUSE
  FOODS INC       COM      89469A104    1,400      57,718 SH         SOLE                  57,718
UCBH HOLDINGS
  INC             COM      90262T308        9       3,860 SH         OTHER       1                  3,860
UCBH HOLDINGS
  INC             COM      90262T308    1,224     544,159 SH         SOLE                 544,159
U S PHYSICAL
  THERAPY INC     COM      90337L108       27       1,664 SH         OTHER       1                  1,664
U S PHYSICAL
  THERAPY INC     COM      90337L108    3,922     239,019 SH         SOLE                 239,019
VARIAN INC        COM      922206107       33         651 SH         OTHER       1                    651
VARIAN INC        COM      922206107    4,810      94,207 SH         SOLE                  94,207
WABTEC CORP       COM      929740108       63       1,287 SH         OTHER       1                  1,287
WABTEC CORP       COM      929740108    9,100     187,159 SH         SOLE                 187,159
WESTAMERICA
  BANCORPORATION  COM      957090103       38         732 SH         OTHER       1                    732
WESTAMERICA
  BANCORPORATION  COM      957090103    5,518     104,917 SH         SOLE                 104,917
WHITING PETE
  CORP NEW        COM      966387102       74         698 SH         OTHER       1                    698
WHITING PETE
  CORP NEW        COM      966387102   10,821     102,009 SH         SOLE                 102,009
TOTAL                                 377,660  17,089,662                              16,972,268 117,394